Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0002044519
Registrant Name	Coatue Innovative Strategies Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES